Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 51,336	€ 26,255
Unrealised gains (losses)	(595)	(141)
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	33,177	13,668
Unrealised gains (losses)	(691)	(253)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	18,159	12,587
Unrealised gains (losses)	€ 96	€ 112